Trade, Other Receivables and Other current assets	12 Months Ended
Dec. 31, 2019
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Trade, Other Receivables and Other current assets
NOTE 11: TRADE, OTHER RECEIVABLES AND OTHER CURRENT ASSETS

(€’000)	As at 31 December,
	2019	2018
Trade receivables	156	277
Advance deposits	149	90
Net Investment in Lease	253	—
Other receivables	—	—

Total Trade and Other receivables	558	367

Current Grant receivables (RCAs)	693	—
Current Grant receivables (Others)	993	—

Total Current Grant receivables	1,686	—

Prepaid expenses	647	593
VAT receivable	356	255
Income and other tax receivables	251	737

Total Other current assets	1,253	1,585

Total Trade receivables, advances and other current assets	3,497	1,952

Impairment of receivables is assessed on an individual basis at the end of each accounting year.
At balance sheet date, no receivable was overdue. There were no carrying amounts for trade and other receivables denominated in foreign currencies, except for the net investment in lease for which carrying amount is under USD. No impairments were recorded on trade receivables and other current assets.
Trade receivables balance increase mainly due to net investment in lease for some subleased office space after first adoption of IFRS 16
Leases
as from January 1, 2019. See disclosure note 3.
The advance deposits increase relates to the clinical trials on
CYAD-02
(€0.1 million). This effect is partly compensated by decrease of trade receivables after collection of payment on a non-clinical
supply services agreement signed with ONO (€0.2 million receivable at year-end
2018).
As of December 31, 2019, grant receivables for a total amount of €1.7 million has been recorded due to new Walloon Region conventions signed end of 2019
(CYAD-01
Deplethink 8087,
CYAD-221
&
CYAD-221
8066 and
CYAD-03
1910028). Contracts numbered 8087 & 1910028 are related to recoverable cash advances for €0.7 million.
In comparison with
year-end
2018, income other tax receivables mainly decrease due to lower withholding tax to be received from the Group’s short-term deposits interests (€0.2 million), combined with the recovering of previous years withholding taxes (€0.3 million).